Label	Element	Value
MM S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MM S&P 500® Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (“Index”). The Fund invests in the equity securities of companies included in the Index in weightings that approximate the relative composition of the securities contained in the Index, and in S&P 500 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of December 31, 2023, the market capitalization range of companies included in the Index was $6.50 billion to $2.99 trillion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.
The Fund is passively managed, which means it tries to replicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index

*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the annual performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class A expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Service Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	20.38%	Lowest Quarter:	1Q ’20,	–19.59%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

MM S&P 500 Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
MM S&P 500 Index Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
MM S&P 500 Index Fund | Indexing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
MM S&P 500 Index Fund | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk The Fund may concentrate its assets in a particular industry or group of industries. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in that industry or group of industries than if the Fund invested more broadly.
MM S&P 500 Index Fund | Large Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
MM S&P 500 Index Fund | Cash Position Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
MM S&P 500 Index Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
MM S&P 500 Index Fund | Management and Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
MM S&P 500 Index Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
MM S&P 500 Index Fund | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to, or removed from, the index, even if that security generally is underperforming.
MM S&P 500 Index Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MM S&P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
MM S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	79
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 179
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.91%
MM S&P 500 Index Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.80%
MM S&P 500 Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2014	rr_AnnualReturn2014	13.21%
Annual Return 2015	rr_AnnualReturn2015	1.05%
Annual Return 2016	rr_AnnualReturn2016	11.56%
Annual Return 2017	rr_AnnualReturn2017	21.37%
Annual Return 2018	rr_AnnualReturn2018	(4.79%)
Annual Return 2019	rr_AnnualReturn2019	31.06%
Annual Return 2020	rr_AnnualReturn2020	18.07%
Annual Return 2021	rr_AnnualReturn2021	28.27%
Annual Return 2022	rr_AnnualReturn2022	(18.42%)
Annual Return 2023	rr_AnnualReturn2023	25.83%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.63%
MM S&P 500 Index Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.68%
MM S&P 500 Index Fund | Service Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.90%
MM S&P 500 Index Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.52%
MM S&P 500 Index Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.35%
MM S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,418
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.56%
MM S&P 500 Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.08%

[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.